Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Short-Term Investments

	2019	2018
Loan investment funds	407,928	210,971
Certificate of Bank Deposits (a)	21,327	27,201
Treasury bills	374,690	574,310
Government bonds (LFT)	221,900	402,895
Dynamo Beauty Ventures Ltd. Fund (b)	7,402	-

	1,033,247	1,215,377

Current	1,025,845	1,215,377
Non-current	7,402	-

(a)	The balance on December 31, 2019, related to the “Crer para Ver” line within an Company’s exclusive fund is R$38,018 (R$26,829 on December 31, 2018).
(b)    Natura Cosméticos S.A. became member of a new venture capital vehicle - the Dynamo Beauty Ventures (DBV) fund - whose mission is to identify and invest in emerging brands in cosmetics and well-being segments, the focus on Europe and the USA, acquiring non-controlling
interest in companies with tremendous growth potential and innovative business models in the long term.

Schedule of Detailed Information About Investment Portfolio
Breakdown of the exclusive fund portfolio on December 31, 2019 and December 31, 2018 is as follows:

	2019	2018
Certificates of deposit	21,327	73,268
Repurchase agreements	1,192,101	344,051
Treasury bills	374,690	574,310
Government bonds (LFT)	221,900	402,895

	1,810,018	1,394,524